SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

13. SUBSEQUENT EVENTS

In May 2022, the Company acquired Cyalume Technologies, Inc, CT SAS Holdings, Inc. and Cyalume Technologies SAS (collectively “Cyalume”) for approximately $35,000. The purchase accounting for this acquisition is in progress. In connection with the acquisition, the purchase price was funded with a draw on the Company’s Revolving Loan of $35,000.

20. SUBSEQUENT EVENTS

On January 11, 2022, the Company acquired Radar Leather Division S.r.l. ("Radar") for approximately $21,000. The purchase accounting for this acquisition is in progress.

On March 9, 2022, the Company’s board of directors modified the performance condition, specifically the definition of a qualifying exit event, in the cash-based executive compensation plan disclosed in Note 15. In addition, the board of directors approved the settlement of vested and unvested units in common stock rather than cash, which resulted in a change in classification of the outstanding units from liability to equity. As a result, modification of the units occurred on March 9, 2022 with a grant date fair value of $23.45, the closing stock price of the Company on the date of modification. There are 632,500 units that are expected to vest on March 18, 2022 and 801,000 units that will vest in equal amounts on the second and third anniversaries of the plan. The Company recognized compensation expense of $22,100 on March 9, 2022, the date the performance condition became probable. Unrecognized compensation expense related to the unvested units was $11,516 as of March 9, 2022.

On March 9, 2022, the Company’s board of directors approved the common stock settlement of vested awards of the long-term incentive plan disclosed in Note 15. The board of directors also approved the future settlement of unvested awards in common stock. Modification accounting was not applied as this change did not affect the fair value of the awards, vesting conditions, or the liability classification of the awards.

On March 9, 2022, the Company’s board of directors granted 85,108 restricted stock units (“RSUs”) and issued 309,479 stock options under the Safariland Long-Term Incentive Plan. The RSUs will vest in three equal installments over a three-year period from the date of grant and have a grant date fair value of $23.45, the closing stock price of the Company on the date of grant. The options issued will vest and become exercisable in equal installments over a three-year period from the date of grant and expire ten years from the date of the grant. The fair value of the options has been estimated as of the grant date using the Black-Scholes option-pricing model and resulted in a grant date fair value of approximately $6.72 per option. No compensation expense was recognized on the date of grant. Unrecognized compensation expense was $1,996 and $2,079 related to the RSUs and options, respectively, as of March 9, 2022.